Vessel revenue - Narrative (Details) - vessel	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Number of vessels that earned revenue in long-term contracts	2	0
Variability of lease revenue	100.00%
Number of ships that entered into time charter-out contracts	8	0
Number of ships that earned revenue in time charter-out contracts	2